SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2023
SHARE-BASED COMPENSATION
Summary of assumptions used for estimating fair value of share-based awards, granted

Year ended December 31
	2023	2022	2021
Weighted average expected term (years)	0.00-10.01	5.59-7.23	5.00-6.11
Interest rate	0.00%-4.57%	1.89%-4.25%	0.64%-1.34%
Volatility	0%-47%	51%-54%	51%-52%
Dividend yield	—	—	—

Summary of share-based compensation expense was recorded in the statement of profit or loss and other comprehensive loss

	Year ended December 31,
	2023	2022	2021
Cost of revenue	$692	$290	$98
Research and development	1,337	349	184
Selling and marketing	1,336	524	348
General and administrative	2,061	743	305
	$5,426	$1,906	$935

Summary of changes in outstanding share options

	Year ended December 31,
	2023		2022		2021
		Weighted		Weighted		Weighted
	Number	average	Number	average	Number	average
	of options	exercise price	of options	exercise price	of options	exercise price
		$		$		$
Options at beginning of year	5,286,884	3.21	3,854,974	1.61	3,456,165	1.07
Granted	401,331	2.8	2,092,904	5.76	786,636	3.75
Exercised	(299,471)	0.78	(275,055)	0.77	(110,738)	0.91
Forfeited	(479,761)	3.98	(385,939)	2.82	(277,089)	1.24
Options outstanding at end of year	4,908,983	3.25	5,286,884	3.21	3,854,974	1.61
Options exercisable at end of year	3,135,910	2.45	2,457,312	1.34	2,246,011	1.00

Summary of changes in outstanding RSU

		Weighted-
	Number	average fair
	of Units	value

Balance at January 1, 2023	—	—
Granted	932,800	2.76
Vested	—	—
Cancelled	(13,050)	2.80
Units outstanding at end of year	919,750	2.76